Accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 21,452
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 1,330